Cover	6 Months Ended
Dec. 26, 2020
Cover [Abstract]
Entity Registrant Name	MedMen Enterprises, Inc.
Entity Central Index Key	0001776932
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	true